Segmental analysis - Schedule of reconciliation of total operating profit to profit before tax from continuing operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Disclosure of operating segments [line items]
Total operating profit from continuing operations	£ 4,371	£ 2,401	[1]	£ 2,279	[2]
Share of post-tax results of joint ventures and associates	92	58	[1]	87	[3]
Finance income	50	58	[1]	54	[3]
Finance costs	(1,072)	(853)	[1]	(1,020)	[3]
Profit/(loss) before tax	3,441	1,664	[1]	1,400	[3]
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	3,813	2,427		2,804
Share of post-tax results of joint ventures and associates	148	66		88
Finance income	65	35		70
Finance costs	(1,146)	(900)		(999)
Profit/(loss) before tax	2,880	1,628		1,963
Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	558	(26)		(525)
Share of post-tax results of joint ventures and associates	(56)	(8)		(1)
Finance income	(15)	23		(16)
Finance costs	74	47		(21)
Profit/(loss) before tax	£ 561	£ 36		£ (563)

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[3]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.